Distribution of earnings (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit for the year	R$ 2,305,869	R$ 973,318	R$ 3,367,517
(-) Legal reserve - 5%	115,293	48,666	168,376	R$ 168,376
Distribution of earnings	2,190,576	924,652	3,199,141
Minimum mandatory dividend - 25%	R$ 547,645	R$ 231,163	R$ 799,785
Dividend per share and per ADS	R$ 0.80122	R$ 0.33820	R$ 1.17012